Derivative Financial Instruments - Notional and Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	$ 1,328.2		$ 2,601.9		$ 2,904.0
Derivatives, Liability Fair Value	4,306.6		5,685.4		5,891.1
Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	60,185.4		71,010.3
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,782.7		1,985.8
Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,987.2		3,967.0
Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,016.0		3,106.0
Fixed maturities
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	153.8		227.4		243.1
Derivatives, Liability Fair Value			0		0
Within annuity products
Derivatives, Fair Value [Line Items]
Derivatives, Liability Fair Value	2,889.4		3,571.7		3,797.1
Within reinsurance agreements
Derivatives, Fair Value [Line Items]
Derivatives, Liability Fair Value	96.3		169.5		137.2
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	875.0		1,000.0		1,000.0
Designated as Hedging Instrument | Interest rate contracts | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,372.5		291.1		358.2
Designated as Hedging Instrument | Derivatives | Interest rate contracts | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	120.6		215.4		174.0
Derivatives, Liability Fair Value			0
Designated as Hedging Instrument | Derivatives | Interest rate contracts | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	12.7		0
Derivatives, Liability Fair Value	109.7		16.4		13.1
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	59,840.5	[1]	69,719.2	[1],[2]	63,993.8	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,782.7		1,985.8		1,880.6
Not Designated as Hedging Instrument | Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	12,923.8		14,890.4		15,797.4
Not Designated as Hedging Instrument | Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,016.0		3,106.0		3,368.8
Not Designated as Hedging Instrument | Derivatives | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	780.2	[1]	1,981.1	[1],[2]	2,227.6	[2]
Derivatives, Liability Fair Value	1,101.6	[1]	1,545.0	[1],[2]	1,548.7	[2]
Not Designated as Hedging Instrument | Derivatives | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	44.0		11.3		12.2
Derivatives, Liability Fair Value	61.9		95.0		134.4
Not Designated as Hedging Instrument | Derivatives | Equity contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	171.9		103.4		69.1
Derivatives, Liability Fair Value	17.0		235.1		28.3
Not Designated as Hedging Instrument | Derivatives | Credit contracts
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	45.0		63.3		178.0
Derivatives, Liability Fair Value	30.7		52.7		231.3
Not Designated as Hedging Instrument | Derivatives | Managed custody guarantees
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value			0		0
Derivatives, Liability Fair Value					$ 1.0

[1]	As of June 30, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $6.5 billion, $61.0 and $8.5, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.
[2]	As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively. As of December 31, 2011, includes a notional amount, asset fair value and liability fair value for interest rate caps of $8.8 billion, $40.0 and $3.5, respectively.